ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.7%

Apparel – 2.4%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	2,084	$314,913
NIKE, Inc., Class B	304	29,069
On Holding AG, Class A (Switzerland)*	2,010	55,918
Total Apparel		399,900

Auto Manufacturers – 8.4%
Polestar Automotive Holding UK PLC, Class A (Hong Kong)*(a)(b)	21,035	55,533
Tesla, Inc.*	5,319	1,330,920
Total Auto Manufacturers		1,386,453

Auto Parts & Equipment – 0.5%
Luminar Technologies, Inc.*(b)	18,202	82,819

Building Materials – 2.7%
Trane Technologies PLC	2,189	444,170

Computers – 5.7%
Apple, Inc.*	5,469	936,347

Diversified Financial Services – 4.6%
LPL Financial Holdings, Inc.	3,216	764,282

Energy - Alternate Sources – 1.1%
Enphase Energy, Inc.*	860	103,329
SolarEdge Technologies, Inc.*	603	78,095
Total Energy - Alternate Sources		181,424

Entertainment – 2.3%
Cinemark Holdings, Inc.*	20,918	383,845

Home Builders – 3.8%
Lennar Corp., Class A	5,578	626,019

Internet – 8.7%
Alphabet, Inc., Class C*	6,652	877,066
Netflix, Inc.*	1,466	553,562
Total Internet		1,430,628

Iron/Steel – 1.3%
Steel Dynamics, Inc.	1,920	205,862

Lodging – 10.8%
Las Vegas Sands Corp.	12,959	594,040
MGM Resorts International	32,363	1,189,664
Total Lodging		1,783,704

Machinery - Diversified – 3.9%
Deere & Co.	1,721	649,471

Media – 4.1%
Walt Disney Co. (The)*	8,260	669,473

Mining – 0.1%
MP Materials Corp.*	1,010	19,291

Pharmaceuticals – 7.1%
Novo Nordisk A/S (Denmark)(a)	7,924	720,609
Zoetis, Inc.	2,546	442,953
Total Pharmaceuticals		1,163,562

REITS – 3.9%
VICI Properties, Inc.	21,865	636,272

Retail – 2.7%
Home Depot, Inc. (The)	674	203,656
Lululemon Athletica, Inc.*	615	237,150
Total Retail		440,806

Semiconductors – 15.1%
Advanced Micro Devices, Inc.*	1,466	150,734
ASML Holding NV (Netherlands)	700	412,062
NVIDIA Corp.	2,752	1,197,093
ON Semiconductor Corp.*	7,832	727,984
Total Semiconductors		2,487,873

Software – 8.5%
Microsoft Corp.	3,504	1,106,388
Oracle Corp.	2,750	291,280
Total Software		1,397,668

Venture Capital – 1.0%
Blackstone, Inc.	1,511	161,889

Total Common Stocks
(Cost $16,458,467)		16,251,758

EXCHANGE TRADED FUND – 0.7%

Equity Fund – 0.7%
AdvisorShares Pure US Cannabis ETF*†
(Cost $130,120)	15,100	119,894

MONEY MARKET FUNDS – 1.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.23%(c)	98,562	98,562
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.30%(c)(d)	109,094	109,094

Total Money Market Funds
(Cost $207,656)		207,656

Total Investments – 100.7%
(Cost $16,796,243)		16,579,308
Liabilities in Excess of Other Assets – (0.7%)		(123,564)
Net Assets – 100.0%		$16,455,744

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $136,608; the aggregate market value of the collateral held by the fund is $136,853. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $27,759.
(c)	Rate shown reflects the 7-day yield as of September 30, 2023.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,251,758	$-	$-	$16,251,758
Exchange Traded Fund	119,894	-	-	119,894
Money Market Funds	207,656	-	-	207,656
Total	$16,579,308	$-	$-	$16,579,308

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	2.4%
Auto Manufacturers	8.4
Auto Parts & Equipment	0.5
Building Materials	2.7
Computers	5.7
Diversified Financial Services	4.6
Energy - Alternate Sources	1.1
Entertainment	2.3
Equity Fund	0.7
Home Builders	3.8
Internet	8.7
Iron/Steel	1.3
Lodging	10.8
Machinery - Diversified	3.9
Media	4.1
Mining	0.1
Pharmaceuticals	7.1
REITS	3.9
Retail	2.7
Semiconductors	15.1
Software	8.5
Venture Capital	1.0
Money Market Funds	1.3
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2023	Value at 9/30/2023	Dividend Income
AdvisorShares Pure US Cannabis ETF	$-	$130,120	$-	$-	$(10,226)	15,100	$119,894	$-